Stockholders' Deficiency - Schedule of Stock Option Expense (Details) - Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognized expense	$ 2,016,946
Stock-based compensation expense	$ 2,208,929	$ 3,412,892
Weighted Average Remaining Amortization Period	1 year
Consulting Expenses [Member]
Stock-based compensation expense	$ 965,916
Unrecognized expense	$ 502,144
Weighted Average Remaining Amortization Period	7 months 6 days
Research and Development Expense [Member]
Stock-based compensation expense	$ 340,471	481,041
Unrecognized expense	$ 551,073
Weighted Average Remaining Amortization Period	1 year 6 months
General and Administrative Expense [Member]
Stock-based compensation expense	$ 902,542	1,373,459
Unrecognized expense	$ 963,729
Weighted Average Remaining Amortization Period	1 year
Consulting Expense [Member]
Stock-based compensation expense		$ 1,558,392